Leases (The Group as a lessee) (Carrying amounts and movements of right-of-use assets) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of leases [line items]
Right-of-use assets at the beginning of the period		¥ 18,292,074	¥ 17,168,072
Additions	¥ 3,416,406	2,400,639
Business Combination		122,872
Depreciation charge	(933,880)	(813,224)
Disposals/write-off	(135,612)	(11,830)
Early termination	(973,997)	(506,601)
Currency translation differences	(61,064)	(67,854)
Right-of-use assets at the end of period	19,603,927	18,292,074
Net book value of land use rights for which Company is in the process of applying ownership certificates	71,630	161,000
Net book value of land use rights in a state of seizure due to pre-litigation preservation	17,000	0
Buildings
Disclosure of leases [line items]
Right-of-use assets at the beginning of the period		290,895	143,314
Additions	57,722	255,030
Depreciation charge	(91,663)	(97,483)
Early termination	(27,158)	(8,570)
Currency translation differences	(915)	(1,396)
Right-of-use assets at the end of period	228,881	290,895
Electric utility plant in service
Disclosure of leases [line items]
Right-of-use assets at the beginning of the period		4,490,469	3,800,493
Reclassification		26,698
Additions	1,853,135	1,453,919
Depreciation charge	(294,183)	(228,539)
Disposals/write-off	(340)	(7,589)
Early termination	(892,896)	(497,815)
Currency translation differences	(2,392)	(3,302)
Right-of-use assets at the end of period	5,153,793	4,490,469
Transportation facilities
Disclosure of leases [line items]
Right-of-use assets at the beginning of the period		180,717	206,421
Additions	110,215
Depreciation charge	(10,014)	(7,021)
Currency translation differences	(17,401)	(18,683)
Right-of-use assets at the end of period	263,517	180,717
Land use rights
Disclosure of leases [line items]
Right-of-use assets at the beginning of the period		12,846,552	12,553,477
Reclassification		(28,606)
Additions	864,204	621,787
Business Combination		122,872
Depreciation charge	(509,762)	(431,476)
Disposals/write-off	(113,993)	(4,241)
Early termination	(53,943)
Currency translation differences	(40,356)	(44,473)
Right-of-use assets at the end of period	12,992,702	12,846,552
Other property, plant and equipment [member]
Disclosure of leases [line items]
Right-of-use assets at the beginning of the period		483,441	¥ 464,367
Reclassification		1,908
Additions	531,130	69,903
Depreciation charge	(28,258)	(48,705)
Disposals/write-off	(21,279)
Early termination		(216)
Right-of-use assets at the end of period	¥ 965,034	¥ 483,441